EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - Defined benefit obligation at present value - Other long term benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 465,744	$ 465,046
Current service cost	24,106	47,339
Interest cost	39,973	27,490
Benefits paid	(44,601)	(45,086)
Net actuarial (gain) / loss due to changes in assumptions	(47,997)	(31,998)
Net actuarial (gain) / loss due to plan experience	2,369	(2,465)
Foreign currency translation effect	6,879	5,418
Defined obligation, unfunded as of December 31	$ 446,473	$ 465,744